Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34563
Entity Registrant Name	Concord Medical Services Holdings Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room A1-A5 26/F, East Zone, Hanwei Plaza
Entity Address, Address Line Two	No. 7 Guanghua Road, Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100020
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	130,251,685
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Shandong Haoxin Certified Public Accountants Co., Ltd.
Auditor Firm ID	5035
Auditor Location	Weifang, People’s Republic of China
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001472072
Current Fiscal Year End Date	--12-31
Business Contact
Document and Entity Information
Contact Personnel Name	Mr. Wei Jiang
Country Region	86
City Area Code	10
Local Phone Number	5903 6688
Contact Personnel Fax Number	5957-5252
Entity Address, Address Line One	Room A1-A5 26/F, East Zone, Hanwei Plaza
Entity Address, Address Line Two	No. 7 Guanghua Road, Chaoyang District,
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100020
Entity Address, Country	CN
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American depositary shares, each representing 30 Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	CCM
Security Exchange Name	NYSE
Common Class A
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	84,463,737
Common Class B
Document and Entity Information
Entity Common Stock, Shares Outstanding	45,787,948